STATEMENTS OF CASH FLOWS (CAD)	12 Months Ended			113 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net loss for the year	(76,223)	(41,831)	(28,791)	(1,119,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on bridge loan conversion	0	0	0	51,210
Common stock issued for mineral property acquisition and exploration	51,425	0	0	51,425
Stock-based compensation	0	239	5,628	71,000
Change in GST receivables	984	0	1,000	(147)
Change in prepaid expenses	0	0	0	0
Change in accounts payable and accrued liabilities	(9,402)	10,578	(4,007)	20,805
Interest on bridge loan	400	255	0	2,673
Net cash provided by (used in) operating activities	(32,816)	(30,759)	(26,170)	(922,843)
Cash flow from investing activity
Reclamation deposit	0	0	3,367	0
Net cash provided by investing activities	0	0	3,367	0
Cash flows from financing activities
Issuances of common stock and units	35,564	0	0	842,549
Proceeds from bridge loans	0	20,000	0	91,139
Net cash provided by financing activities	35,564	20,000	0	933,688
Increase (decrease) in cash and cash equivalents	2,748	(10,579)	(22,803)	10,845
Cash and cash equivalents, beginning of year	8,097	18,856	41,659
Cash and cash equivalents, end of year	10,845	8,097	18,856	10,845
Supplemental information
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
Non-cash investing and financing activities
Conversion of bridge loan principal and interest to equity	0	0	0	73,157